Nature of the Business - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ (14,845)	$ (51,080)
Accumulated deficit	460,198		$ 445,353
Net cash used in operating and investing activities	12,100
Cash and cash equivalents	$ 38,797	$ 89,998	$ 47,279